Deposits (Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of JPY10 Million or More and by Foreign Offices in Amounts of USD100,000 or More) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 22,457,117	¥ 22,243,389
Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	21,572,786	23,732,543
Time deposits | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	11,858,071	14,684,619
Time deposits | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	14,979,260	18,008,751
Certificates of deposit | Domestic
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	10,599,046	7,558,770
Certificates of deposit | Foreign
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 6,593,526	¥ 5,723,792